SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Share-based compensation key management personnel explanatory	The number of conditional shares granted includes those granted to directors and prescribed officers as follows:

Number of conditional shares

Executive directors
D J Pretorius	436,959
A J Davel	232,624

Prescribed officers
W J Schoeman	232,624
K Mbanyele	29,585